Organization and Principal Activities - Schedule of Net Income Per Ordinary Share (Details)	6 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Before adjustment [Member]
Net income per ordinary share
Basic, Before adjustment | $	$ 40,023
Diluted, Before adjustment | $	$ 40,023
After adjustment [Member]
Net income per ordinary share
Basic, After adjustment | $ / shares	$ 0.21
Diluted, After adjustment | $ / shares	$ 0.21